DEBT (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Oct. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt
Debt			$ 25,542
Less short-term debt, including current portion of long-term debt			(6,693)
Long-term debt, less current portion			18,849
Repayments of outstanding borrowings	80,458
Related party interest expense		781	357	289
Note payable to an individual maturing through January 2017
Debt
Debt			14,252
Repayment of principal including interest			282
Interest rate (as a percent)			1.30%
Repayment of principal			242
Note payable to a shareholder maturing July 20, 2017
Debt
Debt			7,235
Repayment of principal including interest			100
Interest rate (as a percent)			1.30%
Mortgage with JPMorgan Chase
Debt
Debt			2,728
Repayment of principal			124
Note payable to an individual maturing July 20, 2017
Debt
Debt			1,087
Repayment of principal including interest			79
Interest rate (as a percent)			4.25%
Note payable to an individual maturing June 15, 2015
Debt
Debt			240
Repayment of principal			$ 40
LIBOR | Mortgage with JPMorgan Chase
Debt
Effective interest rate (as a percent)			(2.16%)
Floating Rate | Mortgage with JPMorgan Chase
Debt
Effective interest rate (as a percent)			(4.25%)